UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Polar Securities Inc.
           ------------------------------------
Address:   372 Bay Street, 21st Floor
           ------------------------------------
           Toronto, Ontario M5H 2N9
           ------------------------------------
           Canada
           ------------------------------------


Form 13F File Number: 028-12489
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robyn Schultz
        ------------------------------------
Title:  Chief Compliance Officer
        ------------------------------------
Phone:  416-369-4453
        ------------------------------------

Signature,  Place,  and  Date  of  Signing:

      /s/ Robyn Schultz                 Toronto, Ontario Canada        5/16/2011
---------------------------------  ---------------------------------  ----------
          [Signature]                       [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             115

Form 13F Information Table Value Total:  $    1,206,190
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
99 CENTS ONLY STORES         COM              65440K106    7,770    396,425 SH       SOLE                   396,425
ACXIOM CORP                  COM              005125109    6,772    471,900 SH       SOLE                   471,900
AGILENT TECHNOLOGIES INC     COM              00846U101    9,668    215,900 SH       SOLE                   215,900
ANNALY CAP MGMT INC          COM              035710409      262     15,000 SH  PUT  SOLE                    15,000
ANSYS INC                    COM              03662Q105    9,445    174,300 SH       SOLE                   174,300
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119       18    305,800 SH       SOLE                   305,800
ATMEL CORP                   COM              049513104    1,363    100,000 SH       SOLE                   100,000
AUSTRALIA ACQUISITION CORP   SHS              G06368107    5,784    600,000 SH       SOLE                   600,000
AUSTRALIA ACQUISITION CORP   *W EXP 99/99/999 G06368115      191    600,000 SH       SOLE                   600,000
AVIAT NETWORKS INC           COM              05366Y102    4,861    940,294 SH       SOLE                   940,294
BANK OF AMERICA CORPORATION  COM              060505104    6,544    490,900 SH       SOLE                   490,900
BARRICK GOLD CORP            COM              067901108    1,566     24,900 SH       SOLE                    24,900
BORGWARNER INC               NOTE 3.500% 4/1  099724AF3   24,459 10,000,000 PRN      SOLE                10,000,000
BOSTON SCIENTIFIC CORP       COM              101137107      355     49,400 SH  CALL SOLE                    49,400
BRAVO BRIO RESTAURANT GROUP  COM              10567B109    2,331    131,777 SH       SOLE                   131,777
BUNGE LIMITED                COM              G16962105    3,617     50,000 SH  PUT  SOLE                    50,000
CAPITAL GOLD CORP            COM NEW          14018Y205    3,855    599,512 SH       SOLE                   599,512
CAZADOR ACQUISITION CORPORAT SHS              G19867103    3,678    380,000 SH       SOLE                   380,000
CAZADOR ACQUISITION CORPORAT *W EXP 99/99/999 G19867129      171    380,000 SH       SOLE                   380,000
CBEYOND INC                  COM              149847105    1,167    100,000 SH       SOLE                   100,000
CELESTICA INC                SUB VTG SHS      15101Q108   19,629  1,831,106 SH       SOLE                 1,831,106
CHEVRON CORP NEW             COM              166764100   13,479    125,400 SH  CALL SOLE                   125,400
CITIGROUP INC                COM              172967101   12,081  2,733,200 SH       SOLE                 2,733,200
COGNEX CORP                  COM              192422103   17,437    617,231 SH       SOLE                   617,231
COMCAST CORP NEW             CL A             20030N101   13,013    526,400 SH       SOLE                   526,400
COMPLETE PRODUCTION SERVICES COM              20453E109   10,424    327,700 SH       SOLE                   327,700
COTT CORP QUE                COM              22163N106    4,393    522,979 SH       SOLE                   522,979
CVS CAREMARK CORPORATION     COM              126650100   13,371    389,600 SH       SOLE                   389,600
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1    8,524  8,000,000 PRN      SOLE                 8,000,000
DYNEX CAP INC                COM NEW          26817Q506    2,229    221,565 SH       SOLE                   221,565
E M C CORP MASS              NOTE 1.750%12/0  268648AM4   34,098 20,000,000 PRN      SOLE                20,000,000
ELECTRONICS FOR IMAGING INC  COM              286082102   12,801    870,204 SH       SOLE                   870,204
ENBRIDGE INC                 COM              29250N105    1,309     21,300 SH       SOLE                    21,300
ENDO PHARMACEUTICALS HLDGS I NOTE 1.750% 4/1  29264FAB2   25,350 18,000,000 PRN      SOLE                18,000,000
ENERNOC INC                  COM              292764107    3,822    200,000 SH  PUT  SOLE                   200,000
ENSCO PLC                    SPONSORED ADR    29358Q109    9,711    167,900 SH       SOLE                   167,900
EQUIFAX INC                  COM              294429105   24,902    640,972 SH       SOLE                   640,972
EQUINIX INC                  NOTE 4.750% 6/1  29444UAH9   10,785  8,000,000 PRN      SOLE                 8,000,000
FEDEX CORP                   COM              31428X106   13,284    142,000 SH       SOLE                   142,000
FEI CO                       COM              30241L109    4,745    140,704 SH       SOLE                   140,704
FIDELITY NATL INFORMATION SV COM              31620M106   10,467    320,200 SH       SOLE                   320,200
FIRST MAJESTIC SILVER CORP   COM              32076V103   19,312    909,230 SH       SOLE                   909,230
FIRSTSERVICE CORP            SDCV 6.500%12/3  33761NAA7    8,725  5,900,000 PRN      SOLE                 5,900,000
FIRSTSERVICE CORP            SUB VTG SH       33761N109    2,602     76,458 SH       SOLE                    76,458
FORD MTR CO DEL              NOTE 4.250%11/1  345370CN8   18,156 10,000,000 PRN      SOLE                10,000,000
FRONTEER GOLD INC            COM              359032109   16,713  1,109,000 SH       SOLE                 1,109,000
FRONTIER OIL CORP            COM              35914P105    1,466     50,000 SH  PUT  SOLE                    50,000
GILDAN ACTIVEWEAR INC        COM              375916103    5,336    162,823 SH       SOLE                   162,823
GOLD RESV INC                CL A             38068N108      727    425,133 SH       SOLE                   425,133
GREAT WOLF RESORTS INC       COM              391523107      509    241,200 SH       SOLE                   241,200
GREEN MTN COFFEE ROASTERS IN COM              393122106    1,938     30,000 SH  CALL SOLE                    30,000
GROUPE CGI INC               CL A SUB VTG     39945C109   41,511  1,983,346 SH       SOLE                 1,983,346
HALLIBURTON CO               COM              406216101   18,815    377,500 SH       SOLE                   377,500
HEARTWARE INTL INC           NOTE 3.500%12/1  422368AA8    5,017  4,500,000 PRN      SOLE                 4,500,000
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/0  42805TAA3   50,418 25,000,000 PRN      SOLE                25,000,000
HUDSON HIGHLAND GROUP INC    COM              443792106    8,638  1,328,928 SH       SOLE                 1,328,928
IAC INTERACTIVECORP          COM PAR $.001    44919P508   14,291    462,380 SH       SOLE                   462,380
IDEX CORP                    COM              45167R104   14,313    327,900 SH       SOLE                   327,900
IMPERIAL OIL LTD             COM NEW          453038408    2,589     50,700 SH  CALL SOLE                    50,700
IMRIS INC                    COM              45322N105    3,397    467,923 SH       SOLE                   467,923
INTERCONTINENTAL HTLS GRP PL SPONS ADR NEW    45857P301    5,355    258,300 SH       SOLE                   258,300
INVESCO MORTGAGE CAPITAL INC COM              46131B100    4,311    197,300 SH       SOLE                   197,300
IRIDIUM COMMUNICATIONS INC   COM              46269C102    4,070    510,000 SH       SOLE                   510,000
ISHARES INC                  MSCI GERMAN      464286806    1,168     45,000 SH  PUT  SOLE                    45,000
IVANHOE MINES LTD            COM              46579N103   10,642    387,544 SH       SOLE                   387,544
JOY GLOBAL INC               COM              481165108    2,016     20,400 SH  PUT  SOLE                    20,400
KINROSS GOLD CORP            COM NO PAR       496902404   30,039  1,907,212 SH       SOLE                 1,907,212
KVH INDS INC                 COM              482738101      625     41,342 SH       SOLE                    41,342
LIBERTY GLOBAL INC           NOTE 4.500%11/1  530555AB7   43,584 25,650,000 PRN      SOLE                25,650,000
LIFE TECHNOLOGIES CORP       COM              53217V109    8,859    169,000 SH       SOLE                   169,000
LINCARE HLDGS INC            NOTE 2.750%11/0  532791AF7    8,339  7,000,000 PRN      SOLE                 7,000,000
LINCOLN ELEC HLDGS INC       COM              533900106    7,228     95,200 SH       SOLE                    95,200
LIQUIDITY SERVICES INC       COM              53635B107    1,027     57,519 SH       SOLE                    57,519
MACYS INC                    COM              55616P104   10,311    425,000 SH       SOLE                   425,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    7,420    189,200 SH  CALL SOLE                   189,200
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,922    100,000 SH  PUT  SOLE                   100,000
MASTERCARD INC               CL A             57636Q104   17,444     69,300 SH       SOLE                    69,300
MICROSOFT CORP               COM              594918104   13,457    530,000 SH       SOLE                   530,000
MUELLER INDS INC             COM              624756102    8,857    241,853 SH       SOLE                   241,853
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0   31,659 20,000,000 PRN      SOLE                20,000,000
NILE THERAPEUTICS INC        COM              654145101      246    300,000 SH       SOLE                   300,000
NILE THERAPEUTICS INC        *W EXP 99/99/999 654145119       30     90,000 SH       SOLE                    90,000
NORDSTROM INC                COM              655664100   10,371    231,088 SH       SOLE                   231,088
NOVAGOLD RES INC             NOTE 5.500% 5/0  66987EAA5    9,004  6,000,000 PRN      SOLE                 6,000,000
OIL STS INTL INC             NOTE 2.375% 7/0  678026AB1   12,047  5,000,000 PRN      SOLE                 5,000,000
PACCAR INC                   COM              693718108   16,944    323,600 SH       SOLE                   323,600
PENN WEST PETE LTD NEW       COM              707887105    8,498    306,800 SH  CALL SOLE                   306,800
POINTS INTL LTD              COM NEW          730843208    2,577    287,300 SH       SOLE                   287,300
PSS WORLD MED INC            COM              69366A100   15,096    556,800 SH       SOLE                   556,800
QUANTA SVCS INC              COM              74762E102    7,406    330,200 SH       SOLE                   330,200
REPUBLIC SVCS INC            COM              760759100   19,855    660,947 SH       SOLE                   660,947
RESEARCH IN MOTION LTD       COM              760975102   18,570    328,432 SH       SOLE                   328,432
ROADRUNNER TRNSN SVCS HLDG I COM              76973Q105    6,690    446,000 SH       SOLE                   446,000
RUTHS HOSPITALITY GROUP INC  COM              783332109    4,000    775,200 SH       SOLE                   775,200
SAKS INC                     COM              79377W108      170     15,000 SH  PUT  SOLE                    15,000
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0  80517QAA8    5,945  5,000,000 PRN      SOLE                 5,000,000
SILVER WHEATON CORP          COM              828336107   49,951  1,152,008 SH       SOLE                 1,152,008
SIRONA DENTAL SYSTEMS INC    COM              82966C103    8,041    160,300 SH       SOLE                   160,300
SPDR S&P 500 ETF TR          TR UNIT          78462F103   39,777    300,000 SH  PUT  SOLE                   300,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103   13,259    100,000 SH  CALL SOLE                   100,000
SPROTT PHYSICAL GOLD TRUST   UNIT             85207H104   13,564  1,073,084 SH       SOLE                 1,073,084
SPROTT RESOURCE LENDING CORP COM              85207J100    2,367  1,337,300 SH       SOLE                 1,337,300
STANTEC INC                  COM              85472N109   18,817    627,029 SH       SOLE                   627,029
SXC HEALTH SOLUTIONS CORP    COM              78505P100   41,696    760,884 SH       SOLE                   760,884
TRIANGLE PETE CORP           COM NEW          89600B201    5,356    645,285 SH       SOLE                   645,285
TWO HBRS INVT CORP           COM              90187B101    1,885    180,000 SH       SOLE                   180,000
VELTI PLC ST HELIER          SHS              G93285107    5,630    447,160 SH       SOLE                   447,160
VERISK ANALYTICS INC         CL A             92345Y106   13,661    417,000 SH       SOLE                   417,000
VERMILLION INC               COM NEW          92407M206    2,193    476,600 SH       SOLE                   476,600
WENDYS ARBYS GROUP INC       COM              950587105    6,568  1,305,700 SH       SOLE                 1,305,700
WEST MARINE INC              COM              954235107    4,341    416,214 SH       SOLE                   416,214
WESTERN UN CO                COM              959802109    8,851    426,140 SH       SOLE                   426,140
WESTWAY GROUP INC            *W EXP 05/24/201 96169B118       32    530,000 SH       SOLE                   530,000
WET SEAL INC                 CL A             961840105    4,087    954,800 SH       SOLE                   954,800
YAMANA GOLD INC              COM              98462Y100   14,128  1,147,700 SH       SOLE                 1,147,700